Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenue [Abstract]
Schedule of cost of revenues

The cost of revenues are as follows (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue sharing fees	27,673	16,969	12,997
Content and operational costs	513,449	484,857	420,721
Bandwidth costs	56,275	46,679	30,427
Total	597,397	548,505	464,145